Share capital	6 Months Ended
Jun. 30, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital

	June 30, 2023	December 31, 2022
	£	£
Issued and fully paid share capital
124,245,535 (2022: 122,963,545) Ordinary shares of £0.0005 each	62,123	61,482
	62,123	61,482

Shares authorised and issued (number)

	December 31, 2022	Exercise of share-based payment awards	June 30, 2023
Ordinary shares	122,963,545	1,281,990	124,245,535
	122,963,545	1,281,990	124,245,535

A total of 1,281,990 shares were issued upon the exercise of share-based payment awards during the six months ended June 30, 2023; see note 21 for further details.
16.Share capital (continued)

Rights of share classes

Holders of ordinary shares are entitled to one vote per share at a show of hands meeting of the Company and one vote per share on a resolution on a poll taken at a meeting and on a written resolution.